INCOME TAXES	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The U.S. Federal income tax rate is 21%.

The provision for Federal income tax consists of the following three months ended November 30:

Federal income taxes attributable to:	2022	2021
Current operations	$212,246	$107,896
Less: valuation allowance	(212,246)	(107,896)
Net provision for federal income taxes	$-	$-

The cumulative tax effect at the expected rate of 21% of significant stems comprising our net deferred tax amount is as follows:

	November 30,	August 31,
	2022	2022
Net operating loss carryover	$1,668,130	$1,455,884
Less: valuation allowance	(1,668,130)	(1,455,884)
Net deferred income taxes	$-	$-

The Company files income tax returns for federal purposes and in many states. The Company’s tax filings remain subject to examination by applicable tax authorities for certain length of time, generally three to four years, following the tax year to which these filings related. The statue of limitations for adjustment of the net operating losses utilized on these tax returns remains open an additional three to four years, depending on jurisdiction, from the date these returns were filed.

17. INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  The U.S. Federal income tax rate is 21%.

The provision for Federal income tax consists of the following August 31:

Federal income taxes attributable to:	2022	2021
Current operations	$749,160	$426,832
Less: valuation allowance	(749,160)	(426,832)
Net provision for federal income taxes	$-	$-

The cumulative tax effect at the expected rate of 21% of significant stems comprising our net deferred tax amount is as follows:

	2022	2021
Net operating loss carryover	$1,455,884	$706,724
Less: valuation allowance	(1,455,884)	(706,724)
Net deferred income taxes	$-	$-

The following table reconciles the difference between the statutory federal income tax rate for the Company and the effective income tax rate the years ended August 31:

	2022	2021
U.S. statutory federal income tax rate	21.0%	21.0%
Goodwill impairment	-11.1%	-
Income tax expense (benefit) for the period	9.9%	21.0%

The Company files income tax returns for federal purposes and in many states.  The Company’s tax filings remain subject to examination by applicable tax authorities for certain length of time, generally three to four years, following the tax year to which these filings related.  The statue of limitations for adjustment of the net operating losses utilized on these tax returns remains open an additional three to four years, depending on jurisdiction, from the date these returns were filed.